Condensed Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Convertible preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Convertible preferred stock, shares authorized	60,152,555	39,108,536	39,108,536
Convertible preferred stock, shares issued	12,329,330	10,657,030	10,657,030
Convertible preferred stock, shares outstanding	12,329,330	10,657,030	10,657,030
Convertible preferred stock, shares outstanding, liquidation preference	$ 105,512	$ 85,262	$ 85,262
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	80,000,000	60,000,000	60,000,000
Common stock, shares issued	2,167,041	1,986,431	1,856,765
Common stock, shares outstanding	2,167,041	1,986,431	1,856,765
Pro Forma
Convertible preferred stock, par value	$ 0.001
Convertible preferred stock, shares authorized
Convertible preferred stock, shares issued
Convertible preferred stock, shares outstanding
Common stock, par value	$ 0.001
Common stock, shares authorized	47,500,000
Common stock, shares issued	14,497,501
Common stock, shares outstanding	14,497,501